Pension benefits - Assumptions Used in Calculation of Pension Obligations (Details)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Rate of compensation increase at the end of year (as percent)	2.25%	2.50%	2.25%	2.25%
Discount rate at the end of year (as percent)	1.50%	3.20%	1.50%	1.70%
Prescribed pension index factor (as percent)	1.20%	1.60%	1.20%	1.20%
Expected return on plan assets for the year (as percent)	2.90%	2.90%	2.90%	2.60%
Employee turnover (as percent)	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base (as percent)	2.25%	3.50%	2.25%	2.00%